UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	6-30-99

Check here if Amendment:	___; Amendment Number:	___
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	McDonald Capital Investors, Inc.
Address:	One Maritime Plaza, Suite 1300
		San Francisco, CA  94111

Form 13F File Number:	28-6004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Andrew J. McDonald
Title:	President
Phone:	415-981-5401

Signature, Place and Date of Signing:

Andrew J. McDonald		San Francisco, CA			7-26-99
[Signature]				[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		38

Form 13F Information Table Value Total:		225,539,073


List of Other Included Managers:

NONE


NAME OF ISSUER           CLASS   CUSIP    VALUE        SHARES     DISC  OTH AUTH
                                                                        MGR
AMERICAN GENERAL         COM     026351106  8,517,375    113,000  SOLE      SOLE
BANDAG INC.              CLA     059815308  4,000,781    142,250  SOLE      SOLE
CBS CORPORATION          COM     12490K107 11,966,270    274,692  SOLE      SOLE
CAMPBELL SOUP CORP       COM     134429109  6,406,706    138,150  SOLE      SOLE
CARDINAL HEALTH INC.     COM     14149Y108  6,114,319     95,350  SOLE      SOLE
CHEVRON CORP             COM     166751107    228,150      2,400  SOLE      SOLE
CLOROX CO. DEL.          COM     189054109  9,226,998     86,385  SOLE      SOLE
COLTEC INDUSTREIS        COM     196879100    466,281     21,500  SOLE      SOLE
CROMPTON & KNOWLES       COM     227111101 15,410,431    780,275  SOLE      SOLE
EXCITE@HOME              COM     045919107    809,170     15,002  SOLE      SOLE
EXXON                    COM     302290101    645,382      8,368  SOLE      SOLE
FEDERAL HOME LOAN MORT   COM     313400301 21,993,600    379,200  SOLE      SOLE
FEDERAL NATIONAL MORT    COM     313586109    382,200      5,600  SOLE      SOLE
GARTNER GROUP            CLA     366651107  4,225,050    206,100  SOLE      SOLE
HACH                     CLA     404504201    770,212     43,700  SOLE      SOLE
JOHN NUVEEN CO.          CLA     478035108  6,531,187    153,000  SOLE      SOLE
KING WORLD PRODUCTIONS   COM     495667107  1,002,600     28,800  SOLE      SOLE
LEVEL ONE COMMUNICATNS   COM     527295109  1,223,437     25,000  SOLE      SOLE
LIZ CLAIBORNE INC.       COM     539320101 12,410,000    340,000  SOLE      SOLE
MARCAM SOLUTIONS         COM     56614A107    298,750     40,000  SOLE      SOLE
MCDONALDS CORP.          COM     580135101  4,560,762    110,900  SOLE      SOLE
MCKESSON HBOC INC.       COM     58155Q103  4,223,000    131,200  SOLE      SOLE
NETWORK ASSOCIATES       COM     640938106    729,969     49,700  SOLE      SOLE
OLSTEN CORP.             COM     681385100  2,912,903    461,450  SOLE      SOLE
PROGRESSIVE CORP.        COM     743315103  2,276,500     15,700  SOLE      SOLE
SCHERING PLOUGH          COM     806605101    237,300      4,520  SOLE      SOLE
SEALED AIR CORP.         COM     81211K100 27,377,250    422,000  SOLE      SOLE
SEALED AIR PREFERRED A   PFDCV   81211K209 10,075,000    161,200  SOLE      SOLE
STRYKER CORP.            COM     863667101  4,539,437     75,500  SOLE      SOLE
WELLS FARGO & CO.        COM     949746101 27,812,295    650,580  SOLE      SOLE
HEALTH CARE PROPERTIES   SUBDEB  004708431    244,063    250,000  SOLE      SOLE
6% DUE 00
OLSTEN CORP.             SUBDEB  74763LAA3    503,250    550,000  SOLE      SOLE
4.75% DUE 00
CYPRESS SEMICONDUCTOR    SUBDEB  232806AB5    343,875    350,000  SOLE      SOLE
6% DUE 02
CYPRESS SEMICONDUCTOR    SUBDEB  232806AD1  8,960,400  9,120,000  SOLE      SOLE
6% DUE 02
LAM RESEARCH             SUBDEB  512807AB4  1,729,000  1,900,000  SOLE      SOLE
5% DUE 02
LAM RESEARCH             SUBDEB  512807AC2 14,388,920  15,812,000 SOLE      SOLE
5% DUE 02
PLATINUM TECHNOLOGIES    SUBDEB  72764TAD3    998,125  1,000,000  SOLE      SOLE
6.25% DUE 12/15/02
VLSI TECHNOLOGY          SUBDEB  918270AB5    998,125  1,000,000  SOLE      SOLE
8.25% DUE 10/01/05
